Segment Reporting - Additional Information (Detail)	12 Months Ended
Jun. 30, 2018 Segment
Disclosure of reportable segments [Line Items]
Number of reportable segment	4
Bottom of range [Member]
Disclosure of reportable segments [Line Items]
Period between provisional pricing and final invoicing	60 days
Top of range [Member]
Disclosure of reportable segments [Line Items]
Period between provisional pricing and final invoicing	120 days